SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Country Segment	Dec. 31, 2010	Dec. 31, 2009
SEGMENT INFORMATION
Number of reportable segments	2
Net operating revenues
Total net operating revenues from external customers:	$ 12,318,688	$ 11,293,236	$ 9,867,253
Total intersegment operating revenues:	99,177	58,899	43,857
Depreciation and amortization expense
Depreciation and amortization expense	2,335,204	2,000,496	1,844,174
Operating income:
Net operating income	2,808,885	2,734,559	2,555,885
CURRENCY EXCHANGE AND TRANSACTION LOSS/(GAIN)	158,066	(20,238)	252,694
Interest income (including related party amounts of $19,079, $21,640 and $53,940)	(62,559)	(84,396)	(104,566)
Interest expense	656,898	777,287	571,901
Change in fair value of derivatives			5,420
Impairment of investments			368,355
Equity in net income of associates	(49,443)	(70,649)	(60,313)
Other expenses, net	6,571	66,924	23,254
Income before provision for income taxes and noncontrolling interests	2,099,352	2,065,631	1,499,140
Additions to long-lived assets:
Additions to long-lived assets	2,717,657	2,893,730
Long-lived assets:
Long-lived assets	10,913,680	10,789,531
Total assets:
Assets	15,318,229	14,478,042
Number of countries	2
Russia
Net operating revenues
Total net operating revenues from external customers:	10,597,310	9,387,797	8,064,474
Total intersegment operating revenues:	34,968	27,136	10,342
Depreciation and amortization expense
Depreciation and amortization expense	1,752,022	1,418,727	1,305,556
Operating income:
Net operating income	2,774,422	2,673,617	2,353,380
Additions to long-lived assets:
Additions to long-lived assets	2,330,163	2,538,926
Long-lived assets:
Long-lived assets	8,617,536	8,207,457
Total assets:
Assets	12,420,073	11,358,159
Ukraine
Net operating revenues
Total net operating revenues from external customers:	1,099,537	1,050,639	1,025,374
Total intersegment operating revenues:	43,020	22,191	23,377
Depreciation and amortization expense
Depreciation and amortization expense	344,709	354,154	352,037
Operating income:
Net operating income	203,609	144,473	120,248
Additions to long-lived assets:
Additions to long-lived assets	140,354	117,548
Long-lived assets:
Long-lived assets	915,292	1,130,459
Total assets:
Assets	1,244,543	1,454,415
Other
Net operating revenues
Total net operating revenues from external customers:	621,841	854,800	777,405
Total intersegment operating revenues:	21,189	9,572	10,138
Depreciation and amortization expense
Depreciation and amortization expense	238,473	227,615	186,581
Operating income:
Net operating income	(168,572)	(84,820)	82,257
Additions to long-lived assets:
Additions to long-lived assets	247,140	237,256
Long-lived assets:
Long-lived assets	1,380,852	1,451,615
Total assets:
Assets	1,653,613	1,665,468
Mobile services
Net operating revenues
Total net operating revenues from external customers:	10,487,988	9,606,354	8,428,578
Fixed line services
Net operating revenues
Total net operating revenues from external customers:	1,830,700	1,686,882	1,438,675
Intercompany eliminations
Operating income:
Net operating income	$ (574)	$ 1,289